Pension and Other Post-Employment Benefits (Total Benefit Plan Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	$ 21	$ 6	$ 14
Defined Contribution Plan Expense	43	44	43
Total Benefit Plans Expense	64	50	57
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	11	18	17
Total Benefit Plans Expense	$ 11	$ 18	$ 17